Revenue From Services Rendered	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue From Services Rendered
15	Revenue from services rendered

	2020	2019	2018

Gross revenue from fund management	285,798	233,826	152,571
Gross revenue from realized performance fees	31,358	48,295	6,383
Gross revenue from unrealized performance fees	10,511	17,033	—
Gross revenue from advisory	31,569	11,939	21,383

Gross revenue from services rendered	359,236	311,093	180,337

In Brazil	264,493	215,941	122,935
Abroad	94,743	95,152	57,402

Taxes and contributions
COFINS	(9,488)	(6,494)	(3,688)
PIS	(2,057)	(1,407)	(798)
ISS	(7,799)	(6,475)	(3,647)

Net revenue from services rendered	339,892	296,717	172,204

Net revenue from fund management	271,266	223,808	146,551
Net revenue from realized performance fees	29,866	45,949	6,042
Net revenue from unrealized performance fees	9,918	16,071	—
Net revenue from advisory	28,842	10,889	19,611